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             UNITED STATES                         OMB APPROVAL
                                                   ------------------------
     SECURITIES AND EXCHANGE COMMISSION            OMB Number: 3235-0456
          Washington, D.C. 20549                   Expires:  August 31, 2000
                                                   Estimated average burden
               FORM 24F-2                          hours per response.....1
                                                   ------------------------
     ANNUAL NOTICE OF SECURITIES SOLD
          PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                      Norwest Advantage Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Cash Investment Fund                  Small Company Stock Fund
U.S. Government Fund                  Limited Term Gov. Income Fund
Municipal Money Market Fund           Treasury Plus Fund
ValuGrowth Stock Fund                 Performa Strategic Value Bond Fund
Ready Cash Investment Fund            Intermediate Government Income Fund
Income Fund                           Total Return Bond Fund
Income Equity Fund                    Tax-Free Income Fund

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3.   Investment Company Act File Number:    811-4881

      Securities Act File Number:             33-9645



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4(a).  Last day of fiscal year for which this Form is filed:

                                November 7, 1999



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4(b).  [  ]  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
             (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.



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4(c).  [ x ]  Check box if this is the last time the issuer will be filing this
              Form.



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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                                                              ------------------------
              fiscal year pursuant to section 24(f):                                                  $34,516,527,784
                                                                                              ------------------------

     (ii)    Aggregate price of securities redeemed or
                                                                          --------------------
              repurchased during the fiscal year:                             $48,679,738,703
                                                                          --------------------

     (iii)    Aggregate price of securities  redeemed or repurchased  during any
              PRIOR  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
                                                                          --------------------
              to the Commission:                                                           $0
                                                                          --------------------

                                                                                              ------------------------
     (iv)   Total available redemption credits [add Items 5(ii)                             -         $48,679,738,703
                                                                                              ------------------------
              and 5(iii)].
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                              ------------------------
             [subtract Item 5(iv) from Item 5(i)]:                                                    $14,163,210,919
                                                                                              ------------------------

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     (vi)   Redemption credits available for use in future years              $14,163,210,919
                                                                          --------------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
             Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
                                                                                              ------------------------
              Instruction C.9):                                                               x                  .000264
                                                                                              ------------------------

     (viii)  Registration fee due [multiply Item 5(v) by Item
                                                                                              ------------------------
               5(vii)]  (enter "0" if no fee is due):                                       =                      $0
                                                                                              ========================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                                Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                Not applicable


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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):



                                                        ------------------------
                                                      +                      $0
                                                        ------------------------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        ------------------------
                                                       =                      $0
                                                        ------------------------



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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:         Not applicable

     Method of Delivery:
                                      [  ]    Wire Transfer
                                      [  ]    Mail or other means


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                                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/   David I. Goldstein
                                      ------------------------------------
                                      David I. Goldstein
                                      Vice President and Secretary

Date:  February 7, 2000

                     *Please  print  the name and title of the signing officer
                      below the signature.




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